Leases (Details) - Schedule of ROU assets and lease liabilities - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Lease
Operating lease right-of-use assets, net	$ 8,123	$ 5,848	$ 10,383
Current portion of operating lease liabilities	2,162	1,796	4,120
Operating lease liabilities, net of current position	5,912	3,963	6,255
Finance Lease
Finance lease right-of-use assets, net (included in property, plant and equipment, net)		1,345	2,138
Current portion of finance lease liabilities	546	757	1,073
Finance lease liabilities	$ 211	$ 658	$ 1,426